Financial risk management - Interest rate risk (Details) - Interest rate risk - GBP (£) £ in Millions	Mar. 31, 2019	Mar. 31, 2018
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	£ (26,529)	£ (23,002)
Fixed rate £m
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	(17,238)	(14,378)
Floating rate £m
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	(2,556)	(1,501)
Inflation linked £m
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	(6,855)	(7,188)
Other £m
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	120	65
Cash and cash equivalents
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	252	329
Cash and cash equivalents | Fixed rate £m
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	59	0
Cash and cash equivalents | Floating rate £m
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	104	302
Cash and cash equivalents | Inflation linked £m
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	0	0
Cash and cash equivalents | Other £m
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	89	27
Financial investments
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	1,981	2,694
Financial investments | Fixed rate £m
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	6	31
Financial investments | Floating rate £m
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	1,944	2,625
Financial investments | Inflation linked £m
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	0	0
Financial investments | Other £m
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	31	38
Borrowings
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	(28,730)	(26,625)
Borrowings | Fixed rate £m
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	(19,043)	(16,144)
Borrowings | Floating rate £m
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	(3,045)	(3,191)
Borrowings | Inflation linked £m
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	(6,642)	(7,290)
Borrowings | Other £m
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	0	0
Pre-derivative position
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	(26,497)	(23,602)
Pre-derivative position | Fixed rate £m
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	(18,978)	(16,113)
Pre-derivative position | Floating rate £m
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	(997)	(264)
Pre-derivative position | Inflation linked £m
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	(6,642)	(7,290)
Pre-derivative position | Other £m
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	120	65
Derivative effect
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	(32)	600
Derivative effect | Fixed rate £m
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	1,740	1,735
Derivative effect | Floating rate £m
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	(1,559)	(1,237)
Derivative effect | Inflation linked £m
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	(213)	102
Derivative effect | Other £m
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	£ 0	£ 0